Financial Risk Management	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management
Note 5 - Financial Risk Management

Risk management framework
The Board of Directors has overall responsibility for the establishment and oversight of the Group’s financial risk management framework. The Board has established a sub-committee for financial exposures management, which is responsible for developing and monitoring the Group’s financial exposures management policies. The sub-committee recommends to the Board of Directors changes in the Group's financial exposures management policy.

The Group’s risk management policies are established to identify and analyze the financial risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities through training and procedures. The Group aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

The Group’s Audit Committee oversees how management monitors compliance with the Group’s financial risk management policies and procedures, and reviews the adequacy of the financial risk management framework in relation to the risks faced by the Group. The Group Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee. See also Note 21, regarding Financial Instruments.

Credit risk
Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group's credit risk arises principally from the Group's receivables from customers and investments in debt instruments. The carrying amounts of financial assets and contract assets represent the Group's maximum credit risk exposure.

Trade receivables, other receivables and contract assets
The Group conducts credit evaluations on receivables over a certain amount, and requires financial guarantees against them. Management monitors outstanding receivable balances and the financial statements include appropriate allowances for estimated irrecoverable amounts. The Group is exposed to credit risk arising mainly from its operation in Israel.

Cash and cash equivalents
Most of the Group’s cash and cash equivalents are maintained with major banking institutions in Israel.

Investments in debt instruments
The Group limits its exposure to credit risk by investing only in liquid debt instruments and only with counterparties that have a credit rating of at least "AA-" from S&P Maalot. Management actively monitors credit ratings and given these high credit ratings, management does not expect any counterparty to fail to meet its obligations.

Derivatives
The counterparties of the derivatives held by the Group are major banks in Israel.

At the reporting date, there were no significant concentrations of credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset, including derivatives, in the consolidated statement of financial position. Financial instruments that could potentially subject the Group to credit risks consist primarily of trade receivables. Credit risk with respect to these receivables is limited due to the composition of the subscriber base, which includes a large number of individuals and businesses.

Assessment of expected credit losses for individual customers
The Group uses a provision matrix that is based on, inter alia, an aging of trade receivables, to measure the expected credit losses from individual customers, which comprise a very large number of small balances.
Loss rates are calculated based on the probability of a receivable progressing through successive stages of delinquency to write-off. The loss rates are calculated separately for exposures in different segments based on the following common credit risk characteristics – age of debt and period of delinquency, geographic region, age of customer relationship and type of product purchased.

Liquidity risk
Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group's approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and extreme conditions, without incurring unacceptable losses or risking damage to the Group's reputation.

The cash surpluses held by Group companies that are not required for financing their current activity, are invested in interest-bearing investment channels such as: short-term deposits and debentures.

These investment channels are chosen based on future forecasts of the cash Group will require in order to meet its liabilities.

The Group examines current forecasts of its liquidity requirements so as to make certain that there is sufficient cash for its operating needs, and it is careful at all times to have enough unused credit facilities so that the Group does not exceed its credit limits and is in compliance with its financial covenants. These forecasts take into consideration matters such as the Group’s plan to use debt for financing its activity, compliance with required financial covenants, and compliance with external requirements such as laws or regulation.

The Group has contractual commitments to purchase inventories, fixed assets and other current services. For further information about material commitments see Note 30, regarding Commitments.

Market risk
In the ordinary course of business, the Group buys and sells derivatives, and also incurs financial liabilities, in order to manage market risks. All such transactions are carried out according to the policy established by the Board of Directors.

Interest rate and CPI risks
The Group is exposed to fluctuations in the interest rate, including changes in the CPI, as part of its borrowings are linked to the CPI. As part of its risk management policy the Group has entered into forward contracts that partially hedge the exposure to changes in the CPI. All such transactions are carried out within the policy established by the Board of Directors.

Currency risk
The Group's operating income and cash flows are exposed to currency risk, mainly due to handset and network related acquisitions, purchase of TV content, purchase of telecommunications capacity and its international roaming services activity. The Group also manages bank accounts that are denominated in a currency other than its respective functional currency, primarily USD and Euro. As part of its financial exposures hedging policy, the Group uses forward and option contracts to partially hedge the exposure to fluctuations in foreign exchange rates.

Other market price risk
Equity price risk arises from equity securities that are measured through profit and loss. Management monitors the mix of debt and equity securities in its investment portfolio based on market indices.

Capital management
The Group's capital management aim is to ensure a sound and efficient capital structure which takes into consideration, among others, the following factors:

A gearing ratio that supports the Group's cash flow needs with respect to its potential cash flow generation and also supporting its dividend policy, considering the limitation imposed on dividend distribution as established in the indenture of the Group's Series F through L debentures and in the Company's long term loans and deferred loan agreements, while maintaining a Net Debt to Adjusted EBITDA ratio (see definition in Note 17, regarding Debentures and long-term loans from financial institutions) as established in such documents, and that meets the industry standards. The Group considers Net Debt to Adjusted EBITDA ratio to be an important measure for investors, debentures holders, analysts, and rating agencies. This ratio is a non-GAAP figure not governed by International Financial Reporting Standards and its definition and calculation may vary from one company to another. The Group's debt mainly consists of short and long-term debentures traded publicly in the Tel Aviv Stock Exchange and loans from financial institutions.

The definition of Adjusted EBITDA (as defined in note 6 below) is identical to the definition of EBITDA (which the Group used in previous periods).